Portfolio of Investments	/ 1
Longleaf Partners International Fund
March 31, 2025 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
Samsonite International S.A. (Hong Kong)	6,903,000	$16,372,826	2.5%
Asset Management
Exor N.V. (Netherlands)	258,852	23,520,207	3.6
Banking
HDFC Bank Ltd. (India)	1,468,537	31,318,452	4.9
Beverages
Becle S.A.B. DE C.V. (Mexico)	20,419,412	18,736,060	2.9
Chemicals
Kansai Paint Company Ltd. (Japan)	1,440,800	20,601,718	3.2
LANXESS A.G. (Germany)	631,803	19,229,461	3.0
		39,831,179	6.2
Commercial Support Services
Eurofins Scientific (France)	546,495	29,167,711	4.5
Entertainment Content
Canal + SA (France)	8,843,408	21,021,188	3.3
Food
Glanbia PLC (Ireland)	2,358,160	26,000,264	4.0
Gruma, S.A.B. DE C.V. – Class B (Mexico)	1,287,044	23,134,634	3.6
Premier Foods PLC (United Kingdom)	14,639,233	34,798,130	5.4
		83,933,028	13.0
Internet Media & Services
Delivery Hero S.E.(a) (Germany)	452,777	10,862,540	1.7
NAVER Corporation (South Korea)	124,739	16,292,400	2.5
Prosus N.V.(a) (Netherlands)	800,180	37,196,312	5.8
		64,351,252	10.0
Leisure Facilities & Services
Accor S.A. (France)	632,642	28,867,820	4.5
Domino’s Pizza Group PLC (United Kingdom)	6,907,395	25,306,978	3.9
Entain PLC (United Kingdom)	1,511,301	11,419,619	1.8
H World Group Ltd. (China)	905,200	3,353,889	0.5
H World Group Ltd. - ADR (China)	588,001	21,761,917	3.4
Jollibee Foods Corporation (Philippines)	6,818,370	28,573,578	4.4
Melco Resorts & Entertainment Ltd. - ADR(a) (Hong Kong)	2,673,095	14,087,211	2.2
		133,371,012	20.7
Medical Equipment & Devices
Menicon Company Ltd.(a) (Japan)	372,700	3,096,803	0.5
Publishing & Broadcasting
Louis Hachette Group (France)	6,136,334	9,260,082	1.4
Real Estate Services
Katitas Company, Ltd. (Japan)	1,439,700	19,077,590	3.0
Specialty Finance
Edenred S.E. (France)	669,933	21,782,547	3.4
Technology Services
Allfunds Group PLC (United Kingdom)	2,857,727	16,457,258	2.5
Telecommunications
Millicom International Cellular S.A. (Luxembourg)	1,217,538	36,854,875	5.7
Total Common Stocks (Cost $514,806,134)		568,152,070	88.1

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Short-Term Investments

	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.61%, dated 3/31/2025, due 04/01/2025 Repurchase price $74,441,464 (Collateral: $75,922,680 U.S. Treasury Bonds, 4.50% due 11/15/2054, Par $76,445,900) (Cost $74,434,000)	74,434,000	$74,434,000	11.5%
Total Investments - (Cost $589,240,134)		642,586,070	99.6
Other Assets (Liabilities), Net		2,851,218	0.4
Net Assets		$645,437,288	100.0%

ADR - American Depositary Receipt.

(a)	Non-income producing security.